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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-02239


                      Pioneer Interest Shares
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

         Pioneer Interest Shares, Inc.
         Schedule of Investments  9/30/05
Shares                                                       Value
         ASSET BACKED SECURITIES - 2.0 %
         Diversified Financials - 1.2 %
         Diversified Financial Services - 1.2 %
668,741  PF Export Receivable Master Trust, 6.436%, 6/1/15$ 672,446
429,561  Power Receivables Finance, 6.29%, 1/1/12 (144A)    439,587
                                                          $1,112,033
         Total Diversified Financials                     $1,112,033

         Utilities - 0.8 %
         Electric Utilities - 0.7 %
400,995  FPL Energy America Wind LLC, 6.639%, 6/20/23 (144$ 422,019
304,850  FPL Energy Wind Funding, 6.876%, 6/27/17 (144A)    306,374
                                                          $ 728,393
         Total Utilities                                  $ 728,393
         TOTAL ASSET BACKED SECURITIES                    $1,840,426
         (Cost   $1,821,520)

         CORPORATE BONDS - 27.2 %
         Energy - 2.1 %
         Oil & Gas Equipment & Services - 0.3 %
275,000  Holly Energy Partners LP, 6.25%, 3/1/15 (144A)   $ 272,250
         Oil & Gas Exploration & Production - 1.3 %
400,000  Tengizchevroil LLP, 6.124%, 11/15/14 (144A)      $ 409,000
750,000  Gazprom International SA, 7.201%, 2/1/20 (144A)    821,250
                                                          $1,230,250
         Oil & Gas Refining & Marketing - 0.5 %
115,000  Boardwalk Pipelines LLC, 5.50%, 2/1/17           $ 114,737
335,000  Semco Energy, Inc., 7.125%, 5/15/08                341,294
                                                          $ 456,031
         Total Energy                                     $1,958,531

         Materials - 2.7 %
         Aluminum - 0.6 %
590,000  Novelis, Inc., 7.25%, 2/15/15 (144A)             $ 557,550
         Commodity Chemicals - 0.8 %
200,000  Invista, 9.25%, 5/1/12 (144A)                    $ 217,500
500,000  Nova Chemicals, Ltd., 6.5%, 1/15/12                485,625
                                                          $ 703,125
         Paper Packaging - 0.3 %
296,000  Abitibi-Consolidated, Inc., 6.95%, 12/15/06      $ 300,440
         Paper Products - 0.9 %
750,000  Bowater, Inc., 9.375%, 12/15/21                  $ 783,750
         Specialty Chemicals - 0.1 %
100,000  Ferro Corp., 7.125%, 4/1/28                      $ 101,643
         Total Materials                                  $2,446,508

         Capital Goods - 1.0 %
         Electrical Component & Equipment - 0.7 %
545,000  Thomas & Betts Corp., 7.25%, 6/1/13              $ 582,459
         Trading Companies & Distributors - 0.3 %
325,000  Noble Group, Ltd., 6.625%, 3/17/15 (144A)        $ 300,025
         Total Capital Goods                              $ 882,484

         Automobiles & Components - 1.2 %
         Auto Parts & Equipment - 0.6 %
325,000  Delphi Corp., 6.55%, 6/15/06                     $ 241,313
340,000  Sun Sage BV, 8.25%, 3/26/09 (144A)                 362,525
                                                          $ 603,838
         Automobile Manufacturers - 0.6 %
575,000  Ford Motor Credit Co., 5.7%, 1/15/10             $ 522,336
         Total Automobiles & Components                   $1,126,174

         Media - 1.2 %
         Broadcasting & Cable Television - 1.2 %
1,000,000Comcast Cable Corp., 7.125%, 6/15/13             $1,112,785
         Total Media                                      $1,112,785

         Retailing - 0.8 %
         Specialty Stores - 0.8 %
850,000  Toys "R" Us, 7.875%, 4/15/13                     $ 758,625
         Total Retailing                                  $ 758,625

         Food, Beverage & Tobacco - 0.3 %
         Tobacco - 0.3 %
210,000  Altria Group, Inc., 7.0%, 11/4/13                $ 229,858
         Total Food, Beverage & Tobacco                   $ 229,858

         Health Care Equipment & Services - 2.6 %
         Health Care Distributors - 0.8 %
715,000  Cardinal Health, Inc., 6.0%, 1/15/06             $ 717,435
         Health Care Facilities - 0.9 %
890,000  HCA, Inc., 6.3%, 10/1/12                         $ 884,643
         Health Care Supplies - 0.9 %
750,000  Bausch & Lomb, 7.125%, 8/1/28                    $ 808,077
         Total Health Care Equipment & Services           $2,410,155

         Diversified Financials - 3.4 %
         Consumer Finance - 0.9 %
815,000  SLM Corp., Floating Rate Note, 7/25/14           $ 798,443
         Investment Banking & Brokerage - 0.9 %
165,000  E*Trade Financial Corp., 7.375%, 9/15/13 (144A)  $ 166,650
475,000  E*Trade Financial Corp., 8.0%, 6/15/11             490,438
179,000  Refco Finance Holdings, 9.0%, 8/1/12               194,663
                                                          $ 851,751
         Diversified Financial Services - 1.6 %
525,000  Bombardier Capital, Inc., 7.09%, 3/30/07         $ 528,938
1,000,000Glencore Funding LLC, 6.0%, 4/15/14 (144A)         947,314
                                                          $1,476,252
         Total Diversified Financials                     $3,126,446

         Insurance - 6.2 %
         Life & Health Insurance - 1.8 %
725,000  Presidential Life Corp., 7.875%, 2/15/09         $ 721,375
900,000  Provident Companies, Inc., 7.0%, 7/15/18           891,791
                                                          $1,613,166
         Multi-Line Insurance - 1.6 %
750,000  Allmerica Financial Corp., 7.625%, 10/15/25      $ 802,668
700,000  Loew Corp., 5.25%, 3/15/16                         681,337
                                                          $1,484,005
         Property & Casualty Insurance - 1.5 %
850,000  Kingsway America, Inc., 7.5%, 2/1/14             $ 880,131
450,000  Ohio Casualty Corp., 7.3%, 6/15/14                 485,020
                                                          $1,365,151
         Reinsurance - 1.3 %
700,000  Odyssey Re Holdings, 7.65%, 11/1/13              $ 735,115
505,000  Platinum Underwritters Financial, 7.5% 6/1/17 (144 503,757
                                                          $1,238,872
         Total Insurance                                  $5,701,194

         Real Estate - 1.3 %
         Real Estate Management & Development - 1.3 %
1,100,000Forest City Enterprises, 7.625%, 6/1/15          $1,166,000
         Total Real Estate                                $1,166,000

         Technology Hardware & Equipment - 1.8 %
         Communications Equipment - 0.9 %
755,000  Corning, Inc., 5.9%, 3/15/14                     $ 765,989
         Computer Hardware - 0.9 %
800,000  NCR Corp., 7.125%, 6/15/09                       $ 848,158
         Total Technology Hardware & Equipment            $1,614,147

         Telecommunication Services - 0.9 %
         Integrated Telecommunications Services - 0.9 %
150,000  AT&T Corp., 7.5%, 6/1/06                         $ 152,575
900,000  Intelsat, Ltd., 6.5%, 11/1/13                      693,000
                                                          $ 845,575
         Total Telecommunication Services                 $ 845,575

         Utilities - 1.7 %
         Electric Utilities - 1.7 %
254,735  Crocket Cogeneration, 5.869%, 3/30/25 (144A)     $ 257,618
220,000  Entergy Gulf States, 5.7%, 6/1/15                  215,562
550,000  Kiowa Power Partners LLC, 5.737%, 3/30/21 (144A)   545,754
500,000  MSW Energy Holdings, 7.375%, 9/1/10                518,750
                                                          $1,537,684
         Total Utilities                                  $1,537,684
         TOTAL CORPORATE BONDS                            $24,916,166
         (Cost   $24,759,928)

         U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 66.3 %
         Government - 66.3 %
233,863  Federal Home Loan Bank, 5.0%, 11/1/34              229,222
949,740  Federal Home Loan Mortgage Corp., 4.5%, 3/1/20     930,346
580,640  Federal Home Loan Mortgage Corp., 4.5%, 4/1/20     568,783
229,372  Federal Home Loan Mortgage Corp., 4.5%, 4/1/35     218,248
1,294,407Federal Home Loan Mortgage Corp., 5.0%, 6/1/35    1,267,145
794,637  Federal Home Loan Mortgage Corp., 5.0%, 7/1/35     777,900
868,437  Federal Home Loan Mortgage Corp., 5.5%, 9/1/33     869,344
489,008  Federal Home Loan Mortgage Corp., 5.5%, 11/1/34    489,294
1,401,699Federal Home Loan Mortgage Corp., 5.5%, 6/1/35    1,402,400
383,704  Federal Home Loan Mortgage Corp., 6.0%, 2/1/33     390,573
166,285  Federal Home Loan Mortgage Corp., 6.0%, 4/1/33     169,204
523,375  Federal Home Loan Mortgage Corp., 6.0%, 11/1/33    532,563
650,734  Federal Home Loan Mortgage Corp., 6.0%, 12/1/33    662,158
334,922  Federal Home Loan Mortgage Corp., 6.0%, 1/1/34     340,806
303,284  Federal Home Loan Mortgage Corp., 6.0%, 5/1/34     308,613
2,090,352Federal Home Loan Mortgage Corp., 6.0%, 7/1/34    2,127,077
1,459,577Federal Home Loan Mortgage Corp., 6.0%, 8/1/34    1,485,220
500,000  Federal Home Loan Mortgage Corp., 6.0%, 4/1/35     508,782
451,150  Federal Home Loan Mortgage Corp., 6.0%, 6/1/35     459,073
518,551  Federal Home Loan Mortgage Corp., 6.5%, 11/1/33    538,404
28,323   Federal Home Loan Mortgage Corp., 7.0%, 11/1/30     29,597
310,814 Federal National Mortgage Association, 5.5%, 12/1/ 315,436 375,785 Federal National Mortgage Association, 5.5%, 4/1/1 381,443 1,515,745Federal National Mortgage Association, 5.5%, 9/1/11,538,240 470,883 Federal National Mortgage Association, 5.5%, 3/1/2 473,617 558,713 Federal National Mortgage Association, 5.5%, 6/1/3 558,973 422,816 Federal National Mortgage Association, 6.0%, 2/1/3 430,143 214,131 Federal National Mortgage Association, 6.0%, 11/1/ 217,765 758,313 Federal National Mortgage Association, 6.0%, 2/1/3 771,185 381,069 Federal National Mortgage Association, 6.0%, 5/1/3 387,500 1,117,070Federal National Mortgage Association, 6.0%, 7/1/31,135,922 493,334 Federal National Mortgage Association, 6.0%, 9/15/ 501,660
26,193   Federal National Mortgage Association, 6.5%, 1/1/3  27,020
32,874   Federal National Mortgage Association, 6.5%, 5/1/3  33,890
151,993 Federal National Mortgage Association, 6.5%, 6/1/3 156,792 128,402 Federal National Mortgage Association, 6.5%, 9/1/3 132,370
24,577   Federal National Mortgage Association, 6.5%, 10/1/  25,336
770,212 Federal National Mortgage Association, 6.5%, 12/1/ 794,016 243,133 Federal National Mortgage Association, 6.5%, 3/1/3 250,516
28,753   Federal National Mortgage Association, 6.5%, 10/1/  29,626
308,633 Federal National Mortgage Association, 6.5%, 2/1/3 318,005 643,052 Federal National Mortgage Association, 6.5%, 7/1/3 661,909 241,715 Federal National Mortgage Association, 7.0%, 12/1/ 253,028 835,004 Government National Mortgage Association, 4.5%, 8/ 804,059 801,239 Government National Mortgage Association, 4.5%, 10 771,545 226,864 Government National Mortgage Association, 4.5%, 5/ 218,386 1,459,450Government National Mortgage Association, 4.5%, 3/1,404,941 481,175 Government National Mortgage Association, 4.5%, 3/ 460,797 695,020 Government National Mortgage Association, 4.5%, 4/ 669,061 971,825 Government National Mortgage Association, 4.5%, 5/ 935,528 435,719 Government National Mortgage Association, 5.0%, 10 438,151 332,435 Government National Mortgage Association, 5.0%, 7/ 334,180 898,303 Government National Mortgage Association, 5.0%, 9/ 890,348 970,788 Government National Mortgage Association, 5.0%, 4/ 961,286 491,556 Government National Mortgage Association, 5.0%, 4/ 486,715 149,343 Government National Mortgage Association, 5.0%, 6/ 147,872 464,388 Government National Mortgage Association, 5.5%, 10 475,079 436,361 Government National Mortgage Association, 5.5%, 10 444,893 227,955 Government National Mortgage Association, 5.5%, 10 230,185 667,060 Government National Mortgage Association, 5.5%, 11 673,583 200,707 Government National Mortgage Association, 5.5%, 6/ 202,741 1,335,040Government National Mortgage Association, 5.5%, 7/1,348,575 569,374 Government National Mortgage Association, 5.5%, 8/ 575,146 374,659 Government National Mortgage Association, 5.5%, 2/ 377,622 1,450,472Government National Mortgage Association, 5.5%, 7/1,464,656 444,310 Government National Mortgage Association, 5.5%, 2/ 448,682 897,296 Government National Mortgage Association, 5.5%, 6/ 906,124
21,232   Government National Mortgage Association, 6.0%, 12  21,688
144,128 Government National Mortgage Association, 6.0%, 4/ 149,211 167,051 Government National Mortgage Association, 6.0%, 1/ 172,863 1,118,759Government National Mortgage Association, 6.0%, 3/1,157,681 274,654 Government National Mortgage Association, 6.0%, 4/ 284,183 270,848 Government National Mortgage Association, 6.0%, 1/ 280,237 468,790 Government National Mortgage Association, 6.0%, 11 480,333 350,296 Government National Mortgage Association, 6.0%, 8/ 358,877 161,824 Government National Mortgage Association, 6.0%, 9/ 165,788 334,801 Government National Mortgage Association, 6.0%, 1/ 342,997 3,472,148Government National Mortgage Association, 6.0%, 3/3,557,245 512,514 Government National Mortgage Association, 6.0%, 4/ 525,061 385,090 Government National Mortgage Association, 6.0%, 7/ 381,680 189,455 Government National Mortgage Association, 6.0%, 9/ 194,093 500,000 Government National Mortgage Association, 6.0%, 12 512,240 418,936 Government National Mortgage Association, 6.0%, 10 429,208
33,559   Government National Mortgage Association, 6.5%, 5/  34,974
20,181   Government National Mortgage Association, 6.5%, 6/  21,004
36,496   Government National Mortgage Association, 6.5%, 10  37,984
213,627 Government National Mortgage Association, 6.5%, 5/ 222,283 271,435 Government National Mortgage Association, 6.5%, 1/ 282,424
54,421   Government National Mortgage Association, 7.0%, 8/  57,293
25,038   Government National Mortgage Association, 7.0%, 7/  26,345
71,068   Government National Mortgage Association, 7.0%, 3/  74,745
69,622   Government National Mortgage Association, 7.0%, 6/  73,224
33,293   Government National Mortgage Association, 7.0%, 7/  35,018
127,917  Government National Mortgage Association, 7.0%, 9/ 134,535
96,671   Government National Mortgage Association, 7.0%, 10 101,673
257,407  Government National Mortgage Association II, 7.0%, 269,558
640,000  U.S. Treasury Bonds, 5.25%, 11/15/28               697,150
240,000  U.S. Treasury Bonds, 6.25%, 8/15/23                286,978
1,200,000U.S. Treasury Inflation Protected Security, 3.375%1,455,631 1,160,000U.S. Treasury Inflation Protected Security, 3.5%, 1,427,715
400,000  U.S. Treasury Notes, 4.0%, 2/15/15                 389,375
800,000  U.S. Treasury Notes, 4.125%, 5/15/15               786,218
250,000  U.S. Treasury Notes, 4.25%, 11/15/14               248,213
440,000  U.S. Treasury Notes, 4.875%, 2/15/12               454,833
360,000  U.S. Treasury Notes, 5.25%, 2/15/29                392,442
2,705,000U.S. Treasury Notes, 5.375%, 2/15/31              3,030,444
450,000  U.S. Treasury Notes, 7.875%, 2/15/21               612,105
1,000,000U.S. Treasury Strip, 0%, 2/15/11                   800,062
500,000  U.S. Treasury Strip, 0%, 5/15/13                   359,995
         TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS    $60,694,905
         (Cost   $60,891,260)                             $60,694,905

         MUNICIPAL BONDS - 0.4 %
350,000  Tobacco Settlement Authority Iowa, 6.79%, 6/1/10 $ 357,445
         TOTAL MUNICIPAL BONDS                            $ 357,445
         (Cost   $350,000)

         TEMPORARY CASH INVESTMENTS - 3.3 %
         Repurchase Agreement - 3.3 %
3,000,000UBS Warburg, Inc., 3.25%, dated 9/30/05, repurchase price of $3,000,000 plus accrued interest on 10/3/05 collateralized by $3,846,000 U.S. Treasury Bill, 3.125%, 4/15/0$3,000,000
         TOTAL TEMPORARY CASH INVESTMENTS                 $3,000,000
         (Cost   $3,000,000)
         TOTAL INVESTMENT IN SECURITIES - 99.2%           $90,808,942
         (Cost   $90,822,708) (a)
         OTHER ASSETS AND LIABILITIES - 0.8%              $776,995

         TOTAL NET ASSETS - 100.0%                        $91,585,937

        (144A) Security is exempt from registration under Rule 144A of the of 1933. Such securities may be resold normally to qualified instit transaction exempt from registration. At September 30, 2005, the va securities amounted to $7,201,619 or 7.9% of net assets.

        (a) At September 30, 2005, the net unrealized gain on investments b federal income tax purposes of $90,866,979 was as follows:

         Aggregate gross unrealized gain for all investments in which
         there is an excess of value over tax cost        $ 586,724

         Aggregate gross unrealized loss for all investments in which
         there is an excess of tax cost over value              (644,761)

         Net unrealized gain                              $(58,037)

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Interest Shares

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 28, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date November 28, 2005

* Print the name and title of each signing officer under his or her signature.